BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Details) - Board of Directors Chairman [Member] $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Related Party Transaction [Line Items]
Minimum profit for bonus payment	$ 5,000
Cash Bonus [Member]
Related Party Transaction [Line Items]
Compensation	30
Monthly Payment [Member]
Related Party Transaction [Line Items]
Compensation	$ 4